Intrepid Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 77.3%		Par	Value
Capital Goods - 2.7%
Icahn Enterprises LP
6.25%, 05/15/2026		$10,160,000	$10,181,299
10.00%, 11/15/2029 (a)		13,400,000	13,407,299
9.00%, 06/15/2030		10,000,000	9,567,221
			33,155,819

Commercial & Professional Services - 10.6%
Atento Luxco 1 SA
12.00% (or 12.00% PIK), 05/17/2028 (a)(b)		8,835,840	8,835,840
20.00% (or 10.00% PIK), 11/30/2029 (a)(b)		4,083,265	4,083,265
Cimpress PLC, 7.38%, 09/15/2032 (a)		21,689,000	22,149,974
Conduent Business Services LLC, 6.00%, 11/01/2029 (a)		39,021,000	33,755,592
Deluxe Corp.
8.00%, 06/01/2029 (a)		14,039,000	14,325,283
8.13%, 09/15/2029 (a)		14,043,000	14,811,556
Pitney Bowes, Inc.
6.88%, 03/15/2027 (a)		1,702,000	1,709,375
7.25%, 03/15/2029 (a)		29,569,000	30,042,513
			129,713,398

Consumer Discretionary Distribution & Retail - 7.7%
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)		15,114,000	14,840,710
Macy's Retail Holdings LLC
6.38%, 03/15/2037		11,809,000	11,227,415
5.13%, 01/15/2042		1,550,000	1,273,091
RealReal, Inc., 13.00% (or 4.25% PIK), 03/01/2029 (a)		46,137,171	49,424,445
Upbound Group, Inc., 6.38%, 02/15/2029 (a)		17,993,000	17,811,740
			94,577,401

Consumer Durables & Apparel - 2.4%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)		26,050,000	28,773,241

Consumer Services - 5.3%
Brinker International, Inc., 8.25%, 07/15/2030 (a)		19,107,000	20,240,170
Full House Resorts, Inc., 8.25%, 02/15/2028 (a)		31,633,000	27,599,793
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030 (a)		21,165,000	17,461,125
			65,301,088

Consumer Staples Distribution & Retail - 3.5%
KeHE Distributors LLC, 9.00%, 02/15/2029 (a)		14,514,000	15,253,472
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)		26,971,000	27,125,814
			42,379,286

Energy - 3.7%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029 (a)		10,555,000	11,192,490
Bristow Group, Inc., 6.88%, 03/01/2028 (a)		28,875,000	28,936,071
Golar LNG Ltd., 7.50%, 10/02/2030 (a)		5,000,000	4,834,643
			44,963,204

Equity Real Estate Investment Trusts (REITs) - 2.1%
Diversified Healthcare Trust
4.75%, 02/15/2028		9,000,000	8,694,761
7.25%, 10/15/2030 (a)		16,000,000	16,379,808
			25,074,569

Financial Services - 12.4%
Advanced Flower Capital, Inc., 5.75%, 05/01/2027 (a)		7,000,000	6,765,436
EZCORP, Inc., 7.38%, 04/01/2032 (a)		11,000,000	11,697,961
FirstCash, Inc., 5.63%, 01/01/2030 (a)		19,596,000	19,754,551
Great Ajax Operating Partnership LP, 9.88%, 09/01/2027 (a)(c)		20,500,000	20,185,530
Green Dot Corp., 8.75%, 09/15/2029 (a)		10,000,000	10,306,081
LD Holdings Group LLC, 8.75%, 11/01/2027 (a)		6,000,000	5,903,163
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030		200,000	5,142,000
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029 (a)		27,000,000	28,038,204
PRA Group, Inc.
5.00%, 10/01/2029 (a)		17,898,000	16,845,995
8.88%, 01/31/2030 (a)		9,545,000	9,886,545
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)		5,000,000	5,021,209
Rithm Capital Corp., 8.00%, 04/01/2029 (a)		12,000,000	12,329,111
			151,875,786

Food, Beverage & Tobacco - 2.4%
Becle SAB de CV, 2.50%, 10/14/2031 (a)		4,315,000	3,774,897
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)		24,117,000	25,728,305
			29,503,202

Health Care Equipment & Services - 2.0%
Prosomnus 8% 12/31/2026, 8.00%, 12/31/2026 (b)		3,330,693	3,330,693
Varex Imaging Corp., 7.88%, 10/15/2027 (a)		20,394,000	20,875,768
			24,206,461

Materials - 2.1%
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)		25,634,000	26,252,933

Media & Entertainment - 9.9%
ANGI Group LLC, 3.88%, 08/15/2028 (a)		36,810,000	34,028,636
Cinemark USA, Inc., 5.25%, 07/15/2028 (a)		28,939,000	28,956,936
Getty Images, Inc., 10.50%, 11/15/2030 (a)		14,000,000	14,126,195
Gray Media, Inc.
5.88%, 07/15/2026 (a)		910,000	914,295
10.50%, 07/15/2029 (a)		9,200,000	9,909,191
Skillz, Inc., 10.25%, 12/15/2026 (a)		26,188,000	25,931,620
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)		7,000,000	7,773,338
			121,640,211

Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Trulieve Cannabis Corp., 10.50%, 12/17/2030 (a)		28,400,000	28,684,000

Real Estate Management & Development - 1.1%
Five Point Operating Co. LP, 8.00%, 10/01/2030 (a)		13,162,000	13,771,677

Software & Services - 5.1%
Citrix Systems, Inc., 4.50%, 12/01/2027		12,974,000	12,292,865
Twilio, Inc., 3.88%, 03/15/2031		33,357,000	31,900,053
Unisys Corp., 10.63%, 01/15/2031 (a)		17,225,000	17,660,879
			61,853,797

Telecommunication Services - 1.0%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		12,745,000	12,725,309

Transportation - 1.0%
CHC Group LLC, 11.75%, 09/01/2030 (a)		12,300,000	11,572,693
TOTAL CORPORATE BONDS (Cost $930,715,468)			946,024,075

BANK LOANS - 11.4%		Par	Value
Consumer Durables & Apparel - 2.1%
Peloton Interactive, Inc., Senior Secured First Lien, 9.42% (1 mo. SOFR US + 5.50%), 05/23/2029		25,992,328	26,252,251

Consumer Services - 0.9%
Catawba Nation Gaming Authority, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 4.75%), 02/28/2032		10,874,001	11,154,930

Consumer Staples Distribution & Retail - 0.3%
United Natural Foods, Inc., First Lien, 8.67% (1 mo. Term SOFR + 4.75%), 04/25/2031		3,813,082	3,845,493

Energy - 1.4%
HighPeak Energy, Inc., Senior Secured First Lien, 11.15% (3 mo. SOFR US + 7.50%), 09/30/2026		17,000,000	16,915,000

Financial Services - 1.4%
Chicago Atlantic Real Estate Finance, Inc., 9.00% (Fixed Rate), 10/18/2028		17,500,000	17,412,500

Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
COMMON C GP, LLC, 10.00%, 12/31/2026		360,464	356,859
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2026		10,036,155	10,036,155
STIIIZY T/L (7/25), 15.50%, 07/30/2029		15,877,392	15,718,618
			26,111,632

Software & Services - 0.3%
KERNELMATTER T/L, 10.50%, 08/14/2026		3,540,156	3,540,157

Telecommunication Services - 2.9%
ViaPath Technologies, Senior Secured First Lien, 11.42% (1 mo. SOFR US + 7.50%), 08/06/2029		35,071,685	34,907,199
TOTAL BANK LOANS (Cost $139,699,362)			140,139,162

CONVERTIBLE BONDS - 5.0%		Par	Value
Consumer Discretionary Distribution & Retail - 1.4%
Groupon, Inc., 4.88%, 06/30/2030		19,250,000	16,988,125

Financial Services - 1.4%
PennyMac Corp.
5.50%, 03/15/2026		7,110,000	7,120,665
8.50%, 06/01/2029		9,000,000	9,567,000
			16,687,665

Media & Entertainment - 0.8%
Liberty Broadband Corp., 3.13%, 03/31/2053 (a)		10,000,000	9,915,000

Software & Services - 1.0%
Cerence, Inc., 1.50%, 07/01/2028		13,500,000	12,190,500

Telecommunication Services - 0.4%
Bandwidth, Inc., 0.50%, 04/01/2028		5,984,000	5,227,024
TOTAL CONVERTIBLE BONDS (Cost $60,355,601)			61,008,314

COMMON STOCKS - 0.9%		Shares	Value
Commercial & Professional Services - 0.0% (d)
ATENTO SA (b)(e)		661,412,762	0

Financial Services - 0.8%
Chicago Atlantic BDC, Inc.		717,987	7,416,806
Southern Realty Trust, Inc. (e)		125,000	2,500,000
SRT_Blocker (e)		50,000	0
			9,916,806

Health Care Equipment & Services - 0.1%
Prosomnus Restructured Equity (b)(e)		1,584,196	1,584,196
TOTAL COMMON STOCKS (Cost $15,257,091)			11,501,002

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.8%		Shares	Value
Financial Services - 0.8%
Rithm Capital Corp., Series E, 8.75%, Perpetual		400,000	10,216,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $10,000,000)			10,216,000

PREFERRED STOCKS - 0.8%		Shares	Value
Commercial & Professional Services - 0.3%
Atento Class A Preferred Shares, 12.00%, 02/23/2028 (b)		5,587,837	4,190,878

Materials - 0.5%
Ramaco Resources, Inc.		–	$–
8.25%, 07/31/2030 (e)		143,982	3,635,545
8.38%, 11/30/2029 (e)		77,421	1,921,357
			5,556,902
TOTAL PREFERRED STOCKS (Cost $11,112,917)			9,747,780

PURCHASED OPTIONS - 0.2% (e)	Notional Amount	Contracts	Value
Put Options - 0.2%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 06/30/2026; Exercise Price: $13.23	7,416,806	717,987	2,082,162
TOTAL PURCHASED OPTIONS (Cost $1,791,378)			2,082,162

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%		Shares	Value
Financial Services - 0.1%
Southern Realty Trust, Inc. (e)		50,000	1,000,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,000,000)			1,000,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%		Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.64% (f)		28,542,178	28,542,178
TOTAL MONEY MARKET FUNDS (Cost $28,542,178)			28,542,178

TOTAL INVESTMENTS - 98.8% (Cost $1,198,473,995)			1,210,260,673
Other Assets in Excess of Liabilities - 1.2%			14,194,013
TOTAL NET ASSETS - 100.0%			$1,224,454,686

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
EUR - Euro

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $849,604,368 or 69.4% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $22,024,872 or 1.8% of net assets as of December 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Intrepid Income Fund
Schedule of Forward Currency Contracts
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	01/02/2026	USD	8,382,158	EUR	7,107,620	$28,508
State Street Bank & Trust Co.	04/01/2026	USD	8,379,111	EUR	7,104,162	(5,768)
Net Unrealized Appreciation (Depreciation)						$22,740

EUR - Euro
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Intrepid Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$5,142,000	$924,632,277	$16,249,798	$946,024,075
Bank Loans	–	140,139,162	–	140,139,162
Convertible Bonds	–	61,008,314	–	61,008,314
Common Stocks	7,416,806	2,500,000	1,584,196	11,501,002
Real Estate Investment Trusts - Preferred	10,216,000	–	–	10,216,000
Preferred Stocks	3,635,545	1,921,357	4,190,878	9,747,780
Purchased Options	–	2,082,162	–	2,082,162
Real Estate Investment Trusts - Common	–	1,000,000	–	1,000,000
Money Market Funds	28,542,178	–	–	28,542,178
Total Investments	$54,952,529	$1,133,283,272	$22,024,872	$1,210,260,673

Other Financial Instruments:
Forward Currency Contracts*	$–	$28,508	$–	$28,508
Total Other Financial Instruments	$–	$28,508	$–	$28,508

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(5,768)	$–	$(5,768)
Total Other Financial Instruments	$–	$(5,768)	$–	$(5,768)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report. As of December 31, 2025, the change in unrealized appreciation on the positions still held in the Intrepid Income Fund was $0.

Intrepid Income Fund Level 3 Rollforward

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

Intrepid Income Fund

	Common Stock	Preferred Stock	Corporate Bonds	Bank Loan
Beginning Balance - October 1, 2025	$1,584,196	$4,190,878	$15,888,997	$3,446,837
Purchases	-	-	360,801	93,320
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation	-	-	-	-
Net Transfers Into Level 3	-	-	-	-
Net Transfers Out of Level 3	-	-		(3,540,157)
Ending Balance - December 31, 2025	$1,584,196	$4,190,878	$16,249,79	$-